Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,543,737)	$ (3,953,005)	$ (1,972,558)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	63,095	73,714	149,307
Amortization	428,434	428,431	470,773
Warrants issued in exchange of services			119,779
Financial expenses in connection with convertible loans	2,597,476	950,292	1,019,402
Share-based compensation	464,773	109,613	153,990
Restricted shares issued for services	34,045	25,644	221,476
Goodwill impairment	265,089		161,381
Capital loss	43,216
Change in operating assets and liabilities:
Change in accounts receivable	(112,873)	114,282	(119,431)
Change in other current assets	156,041	20,838	(9,713)
Change in inventories	17,539	(49,438)	47,539
Change in trade payables	(171,463)	64,901	(296,783)
Change in employees and payroll accruals	70,582	321,017	(73,872)
Change in accrued expenses and other current liabilities	882,589	(52,045)	(183,019)
Change in fair value of warrants and capital note	7,011,437	(33,382)	(2,280,318)
Net cash used in operating activities	(793,757)	(1,979,138)	(2,592,047)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired in acquisition of Jet CU (see also Note 3)	811,773
Purchase of property and equipment	(2,860)	(11,906)	(18,237)
Net cash provided by (used in) investing activities	808,913	(11,906)	(18,237)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible loans, net of issuance costs	16,748	1,775,000	1,898,130
Proceeds from issuance of ordinary shares, net of issuance costs			567,615
Proceeds from stock options exercise			994
Change in in short term bank credit	(36,385)	92,230	(64,900)
Repayment of the promissory note principal			(25,510)
Proceeds (repayment) of short-tern bank loan	(14,489)	14,489	(72,108)
Net cash provided by (used in) financing activities	(34,126)	1,881,719	2,304,221
Decrease in cash and cash equivalents and restricted cash	(18,970)	(109,325)	(306,063)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE BEGINNING OF THE YEAR	50,297	159,622	465,685
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT THE END OF THE YEAR	31,327	50,297	159,622
SUPPLEMENTAL INFORMATION AND DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Issuance of ordinary shares and warrants in connection with acquisition (see also Note 3)	411,781
Receivable for Convertible loan (See also Note 4)		150,000
Conversion of convertible loans including interest to ordinary shares	65,745	98,865	59,207
Purchase of property and equipment that were not paid as of the balance sheet date		9,422
Cash and cash equivalents	31,327	34,382	144,948
Restricted cash		15,915	14,674
Total	$ 31,327	$ 50,297	$ 159,622